Other Provisions - Schedule of Shows the Changes in Provisions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	$ 43,120	$ 38,020
Provisions established	1,083	6,253
Provisions used	(803)	(639)
Provisions released	(3,005)	(514)
Balance as of ending	40,395	43,120
Provisions for Obligations of Customer Loyalty and Merit Programs [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	40,621	36,242
Provisions established		4,379
Provisions used
Provisions released	(2,815)
Balance as of ending	37,806	40,621
Provisions for Lawsuits and Litigation [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	1,592	1,173
Provisions established	657	1,038
Provisions used	(108)	(482)
Provisions released	(104)	(137)
Balance as of ending	2,037	1,592
Provisions for Operational Risk [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	907	341
Provisions established	426	836
Provisions used	(695)	(157)
Provisions released	(86)	(113)
Balance as of ending	552	907
Other Provisions for Contingencies [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning		264
Provisions established
Provisions used
Provisions released		(264)
Balance as of ending